Ordinary Shares and Equity Incentive Plan - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Aug. 02, 2021	Apr. 30, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2021	Jul. 27, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)				42,513,532	39,800,900
Granted (in shares)				3,253,008
Total share-based compensation expense				$ 33,358	$ 7,945	$ 11,237
2021 Employee Share Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)								3,742,961
Ordinary shares reserved for future issuance, annual increase percentage								1.00%
Maximum ownership of shares								5.00%
Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in dollars per share)				900,000,000	91,704,900		900,000,000
Common Class B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized (in dollars per share)				232,500,000	0		232,500,000
Public Stock Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense					$ 5,500
Sale of stock, number of shares issued in transaction (in shares)		1,120,809
Public Stock Offering - Shares From Existing Shareholders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense						$ 9,600
Sale of stock, number of shares issued in transaction (in shares)		521,473	1,012,572
Sale of stock, price per share (in dollars per share)		$ 18.08	$ 18.08			$ 18.08
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative share-based compensation expense, accelerated	$ 2,600
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition				5 years 6 months 29 days
Share-based compensation expense not yet recognized				$ 103,000
Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				6 months
Restricted Stock Units (RSUs) | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				7 years
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				4 years
Award expiration period				10 years
Weighted average grant date fair value of options granted in period (in dollars per share)				$ 16.63	$ 4.40	$ 4.30
Aggregate grant date fair value of options vested during the period				$ 3,200	$ 2,600	$ 700
Share-based payment arrangement, nonvested award, cost not yet recognized amount				$ 27,400
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition				3 years 1 month 6 days
Expected dividend yield				0.00%	0.00%	0.00%
2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)				0	2,129,796
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total ordinary shares reserved (in shares)				13,474,214	0		13,951,037
Ordinary shares reserved for future issuance, annual increase percentage							5.00%